CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net income (loss)	$ 59,190	$ 41,377	$ 41,279
Unrealized gains (losses) on cash flow hedge	3,335	1,883	1,329
Income tax benefit (expense)	(347)	(378)	(395)
Other comprehensive income (loss)	2,988	1,505	934
Comprehensive income (loss)	62,178	42,882	42,213
Non-controlling interest in comprehensive income	10,794	0	0
Preferred unitholders' interest in net income	2,480	0	0
Partners' interest in comprehensive income (loss)	$ 48,904	$ 42,882	$ 42,213